FINANCIAL INSTRUMENTS - Categories of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 136,921
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		$ 12
FVTPL | Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	10,554	12,753
FVTPL | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	61,363
Amortised cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	36,987	17,578
Amortised cost | Payroll and social security taxes payable
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	72,252	58,535
Amortised cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	51,386
Amortised cost | Tax liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	12,510	7,399
Amortised cost | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	368	44
FVTPL | Mutual funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	19,384	4,050
FVTPL | Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,536	106
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		44
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,220
FVTPL | Other financial asset related to the acquisition of Clarice
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		400
FVTOCI | LETEs
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	396	1,015
FVTOCI | T-Bills
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		3,493
FVTOCI | LECAPs
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		77
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	71
Amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	62,721	77,606
Amortised cost | Contribution to risk funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	418	527
Amortised cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	156,676	110,898
Amortised cost | Other assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	21,235
Amortised cost | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	28,118	49,538
Amortised cost | Guarantee payments related to the future lease of a property under construction
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 1,383	$ 345